LEGAL SETTLEMENTS AND LOSS CONTINGENCIES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements And Loss Contingencies.	$ 324,000,000	$ 674,000,000
Accrued Amount Legal Sttlement	$ 1,100,000,000		$ 1,500,000,000